Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Goodwill, gross	$ 3,900,655	$ 3,902,935		$ 3,984,334
Accumulated impairment losses	(385,000)	(385,000)		(385,000)
Goodwill, net, beginning balance	3,515,655	3,517,935		3,599,334
Goodwill acquired		1,138	[1]
Foreign currency translation	(2,280)	(82,537)
Goodwill, net, ending balance	3,515,655	3,517,935		3,599,334
Generics Segment
Goodwill [Line Items]
Goodwill, gross	3,194,148	3,196,428		3,277,827
Accumulated impairment losses	0	0		0
Goodwill, net, beginning balance	3,194,148	3,196,428		3,277,827
Goodwill acquired		1,138	[1]
Foreign currency translation	(2,280)	(82,537)
Goodwill, net, ending balance	3,194,148	3,196,428		3,277,827
Specialty Segment
Goodwill [Line Items]
Goodwill, gross	706,507	706,507		706,507
Accumulated impairment losses	(385,000)	(385,000)		(385,000)
Goodwill, net, beginning balance	321,507	321,507		321,507
Goodwill acquired		0	[1]
Foreign currency translation	0	0
Goodwill, net, ending balance	$ 321,507	$ 321,507		$ 321,507

[1]	Goodwill acquired primarily through the acquisition of Bioniche Pharma (see Note 3).